CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME Parenthetical (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Income and Comprehensive Income [Abstract]
Cumulative translation adjustment tax	$ 0.6	$ 8.3	$ 0.3
Derivative hedging adjustment tax	0.8	(0.5)	5.0
Debt and equity securities adjustment tax	55.6	(55.7)	0
Pension liability adjustment, Net gain (loss) tax	11.8	(2.4)	5.2
Pension liability adjustment, Amortization of actuarial gain (loss) tax	(1.3)	(0.9)	(1.4)
Pension liability adjustment, Foreign exchange and other effects tax	$ (0.2)	$ (8.5)	$ 14.2